Investments in Associates and Joint Ventures (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interests In Other Entities [Abstract]
Investments in associates	$ 36	$ 36	$ 20
Investments in joint ventures	1,492	1,471	1,428
Investments in associates and joint ventures	$ 1,528	$ 1,507	$ 1,448